ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Payables and Accruals [Abstract]
Government authorities	$ 3,722	$ 7,131
Accrued expenses	2,602	1,730
Unrecognized tax benefits	474	362
Hedging transaction liabilities	78	143
Accrued expenses and other current liabilities	$ 6,876	$ 9,366